ACQUISITION OF WIRELESS MAINGATE (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date

$
Assets acquired
Cash	2,255
Accounts receivable	5,189
Prepaid and other assets	329
Inventory	1,059
Property and equipment	84
Identifiable intangible assets	13,529
Goodwill	8,697
31,142
Liabilities assumed
Accounts payable and accrued liabilities	2,817
Deferred revenue	1,772
Deferred income tax	445
Fair value of net assets acquired	26,108

$
Assets acquired
Inventory	1,296
Machinery and equipment	68
Identifiable intangible assets	1,793
Goodwill	2,061
5,218
Liabilities assumed
Accrued liabilities	22
Fair value of net assets acquired	5,196

The following table summarizes the final amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

	Estimated useful life	$
Backlog	7 months	358
Customer relationships	13 years	8,739
Existing technology	7 years	3,144
In-process research and development	5 years	1,288
		13,529

	Estimated useful life (in years)	$
Customer relationships	5	1,284
Existing technology	3	385
In-process research and development	2	124
		1,793

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

Schedule of unaudited pro forma results

	2014	2013
Pro forma information
Revenue	$550,279	$457,152
Loss from operations	(7,507)	(18,233)
Net earnings (loss)	(17,559)	54,875

Basic and diluted earnings (loss) per share (in dollars)	$(0.56)	$1.78

	2012	2011
Pro Forma information
Revenue	$423,653	$385,049
Loss from operations	(21,462)	(48,406)
Net loss	(3,458)	(44,806)
Basic and diluted loss per share (in dollars)	$(0.11)	$(1.43)

Subsequent Event [Member]
Subsequent Event [Line Items]
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date

$
Identifiable assets acquired and liabilities assumed
Cash	1,625
Other net working capital	60
Property and equipment	278
Identifiable intangible assets	50,231
Goodwill	46,366
Deferred tax liability	(6,958)
Fair value of net assets acquired	91,602

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

	Estimated useful life	$
Brand	20 years	4,820
Customer relationships	12 years	34,571
Existing technology	4 years	3,411
In-process research and development	8 years	7,429
		50,231

Schedule of unaudited pro forma results

2014
Pro forma information
Revenue	$569,340
Loss from operations	(4,719)
Net loss	(15,339)

Basic and diluted loss per share (in dollars)	$(0.49)